advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
advance billings and customer deposits
Contract liabilities at beginning of period	$ 814	$ 788	$ 811	$ 780
Revenue deferred in previous period and recognized in current period	642	637	647	689
Net additions arising from operations	638	628	641	686
Additions arising from business acquisitions	1	1	6	3
Contract liabilities at end of period	811	780	811	780
Current	732	691	732	691
Non-current
Deferred revenues	65	72	65	72
Deferred customer activation and connection fees	$ 14	$ 17	$ 14	$ 17